SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Revenue	$ 4,994,855	$ 11,814,420	$ 11,060,224	$ 3,693,446	$ 6,578,607	$ 13,968,405	$ 10,333,266	$ 3,278,048	$ 31,562,945	$ 34,158,326	$ 33,341,871
Expenses	207,322	190,394	186,938	323,554	293,158	212,068	200,981	214,787
NET INCOME	$ 4,787,533	$ 11,624,026	$ 10,873,286	$ 3,369,892	$ 6,285,449	$ 13,756,337	$ 10,132,285	$ 3,063,261	$ 30,654,737	$ 33,237,332	$ 32,463,194
Net income per unit (in dollars per unit)	$ 0.364	$ 0.886	$ 0.829	$ 0.257	$ 0.479	$ 1.049	$ 0.772	$ 0.233	$ 2.336	$ 2.533	$ 2.474